Net Income (Loss) per Share (Details Narrative) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Class B Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	51,636,922	51,636,922
Class C Common Stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	78,163,078	78,163,078
Public Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	11,498,700	11,498,800
Private Warrants [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	6,100,000	6,100,000
Performance Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share	485,000	485,000